Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	39,704.00
Total Offset Amount	0.00
Net Fee	$ 39,704.00